Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per share
19.	Net loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follow:

	Years ended December 31,
	2019	2020	2021
	(in thousands of RMB, except share data and per share data)
Numerator:
Net loss available to shareholders of the Company - basic and diluted	(219,404)	(410,985)	(384,299)
Denominator
Weighted average number of ordinary shares - basic	1,613,054	1,855,382	13,634,847
Effect of dilutive securities	-	339,353	(1,594,808)
Dilutive effect of non-vested shares	1,613,054	2,194,735	12,040,040
Denominator for diluted net loss per share
Net loss - basic	(136.02)	(221.51)	(28.19)
Net loss - diluted	(136.02)	(187.26)	(31.92)